Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash in banks	$ 129,792	$ 113,686
Short term deposits	64,077	152,247
Total cash and cash equivalents	$ 193,869	$ 265,933	$ 99,330	$ 197,675